Risk Report - Credit Risk Management - IFRS 9 4 Model sensitivity on forward-looking information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Upward Sensitivity [Member] | Upward Shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Real estate prices in %	5	[1]	5
Equities in %	10		10
Credit spreads in %	(40)		(40)
Commodities in %	10	[2]	10
Upward Sensitivity [Member] | Upward Shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Real estate prices in %	5	[3]	5
Credit spreads in %	(40)		(40)
Commodities in %	10	[4]	10
Upward Sensitivity [Member] | Upward Shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Real estate prices in %	5	[5]	5
Equities in %	10		10
Credit spreads in %	(40)		(40)
Commodities in %	10	[6]	10
Upward Sensitivity [Member] | Upward Shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	€ (80,400,000)		€ (83,300,000)
Unemployment Rates in mn	(43,100,000)		(40,800,000)
Real estate prices in mn	(5,900,000)	[1]	(5,600,000)
Equities in mn	(9,000,000.0)		(15,800,000)
Credit spreads in mn	(20,500,000)		(37,900,000)
Commodities in mn	(8,500,000)	[2]	(14,800,000)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	(18,100,000)		(21,700,000)
Unemployment Rates in mn	(10,400,000)		(12,200,000)
Real estate prices in mn	(1,500,000)	[3]	(1,100,000)
Credit spreads in mn	(3,800,000)		(7,500,000)
Commodities in mn	(2,600,000)	[4]	(4,300,000)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	(30,600,000)		(35,300,000)
Unemployment Rates in mn	(6,700,000)		(5,300,000)
Real estate prices in mn	(4,000,000.0)	[5]	(4,500,000)
Equities in mn	(3,300,000)		(5,800,000)
Credit spreads in mn	(13,600,000)		(26,300,000)
Commodities in mn	(5,500,000)	[6]	(9,800,000)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	(24,400,000)		(21,800,000)
Unemployment Rates in mn	€ (22,400,000)		€ (20,700,000)
Downward Sensitivity [Member] | Downward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Real estate prices in %	(5)	[1]	(5)
Equities in %	(10)		(10)
Credit spreads in %	40		40
Commodities in %	(10)	[2]	(10)
Downward Sensitivity [Member] | Downward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Real estate prices in %	(5)	[3]	(5)
Credit spreads in %	40		40
Commodities in %	(10)	[4]	(10)
Downward Sensitivity [Member] | Downward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Real estate prices in %	(5)	[5]	(5)
Equities in %	(10)		(10)
Credit spreads in %	40		40
Commodities in %	(10)	[6]	(10)
Downward Sensitivity [Member] | Downward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	€ 88,900,000		€ 101,400,000
Unemployment Rates in mn	45,900,000		58,000,000.0
Real estate prices in mn	6,200,000	[1]	6,000,000.0
Equities in mn	12,200,000		19,600,000
Credit spreads in mn	22,800,000		42,600,000
Commodities in mn	9,200,000	[2]	15,600,000
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	20,700,000		24,600,000
Unemployment Rates in mn	11,000,000.0		14,000,000.0
Real estate prices in mn	1,600,000	[3]	1,100,000
Credit spreads in mn	4,400,000		9,100,000
Commodities in mn	2,900,000	[4]	4,600,000
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	33,500,000		36,900,000
Unemployment Rates in mn	7,500,000		6,100,000
Real estate prices in mn	4,200,000	[5]	4,800,000
Equities in mn	4,400,000		7,300,000
Credit spreads in mn	14,700,000		28,500,000
Commodities in mn	5,900,000	[6]	10,300,000
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	26,300,000		34,500,000
Unemployment Rates in mn	€ 23,300,000		€ 34,900,000

[1]	For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above
[2]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g., GDP shifts from 3% to 4% // 1% (percentage change), e.g., Real estate price shifts from 100 to 101
[3]	For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above
[4]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.
[5]	For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above.
[6]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.